UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE MP 63 FUND

Annual Report

February 28, 2006

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

1-877-MP63FUND (1-877-676-3386)

Dear Fellow Shareholders,

    Our seventh fiscal year, which ended February 28, 2006, provided us with what we believe is ample proof of the wisdom of our long-term vision, and we have you, our well-disciplined shareholders, to thank for that proof. With so many of you taking advantage of dollar-cost averaging through automatic debits (or other regular investments), the fund was able to continue to build assets despite an extended period of market volatility. During the past year, the fund’s net assets grew from $33,344,320 to $37,726,454, which allowed fund expenses to be reduced from 1.22% to 1.02% of assets. With more than two-thirds of our holdings increasing their payouts for at least 10 straight years and the fund adding more shares on a regular basis, investment income (dividends and interest) grew 28.5%, from $625,784 to $804,055.

    At the beginning of 2006, the editors of The Moneypaper replaced three companies in the underlying Index, and that should also lead to more dividend income for our fund. Scientific-Atlanta, which had paid a quarterly dividend of just 1¢ per share, and Interpublic and Rite Aid, which had suspended their payouts, were replaced by Emerson Electric, Microsoft, and Nokia. Emerson has increased its dividend for 49 consecutive years and, although the Microsoft and Nokia dividends have been more modest, they will add to our already impressive income stream, simply by replacing non-dividend paying companies, while providing excellent capital appreciation potential. We’ll continue, as always, to monitor the portfolio for potential improvement. Meanwhile, we reached notable milestones during the past year by owning more than one million shares of common stock in our holdings, and by having more than three million shares of DRIPX outstanding.

    Among our goals for the new fiscal year are the continuing growth of dividend income and a further reduction in the expense ratio to less than 1%. Toward that end, we suggest that you join us in continuing to invest in the MP 63 Fund on a regular basis, either through automatic debits or periodic purchases by check or wire transfer. We believe that our results thus far demonstrate that a patient, long-term approach works.

<signed>Vita Nelson and David Fish, co-managers

<April 18, 2006>

Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities; the investor should consider his/her financial ability to continue purchases through periods of low price levels. Dollar-cost averaging and automatic investment plans do not assure a profit and do not protect against loss in declining markets.

Quasar Distributors, LLC, Distributor. (4/06)

The MP63 Fund, Inc.

Portfolio Illustration

February 28, 2006

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The MP63 Fund, Inc.

	Schedule of Investments
	February 28, 2006
Shares/Principal Amount - % of Assets		Market Value

COMMON STOCKS

Advertising - 0.47%
17,032	Interpublic Group of Companies *	176,452

Automotive Parts- Retail/Wholesale - 0.95%
8,016	Genuine Parts Co.	356,872

Banks- Money Center - 2.44%
20,042	Bank of America Corp.	918,926

Banks - Regional - 3.65%
19,299	BB&T Corp.	762,889
17,630	National City Corp.	613,524
		1,376,413

Beverages- Alcoholic/Soft Drink - 2.52%
13,849	Anheuser-Busch Companies, Inc.	575,287
8,942	Coca-Cola Corp.	375,296
		950,583

Building Products- Retail/Whole - 1.78%
7,840	Black & Decker Corp.	670,947

Business Services - 0.84%
25,256	Servicemaster Co.	316,205

Chemicals- Diversified - 0.93%
19,550	RPM International, Inc.	352,682

Chemicals - Specialty - 1.00%
9,445	Englehard Corp.	375,439

Commercial Services - 1.00%
9,472	Diebold, Inc.	378,880

Communications Equipment - 0.77%
15,700	Nokia Corp. ADR	291,706

Computer- Mini/Micro - 1.68%
19,266	Hewlett-Packard Co.	632,117

Containers- Paper/Plastic - 1.21%
15,238	Bemis Co., Inc.	456,835

Cosmetics & Personal Care - 4.81%
27,568	Avon Products, Inc.	795,337
10,932	Colgate-Palmolive Co.	595,575
7,188	Kimberly Clark Corp.	425,386
		1,816,298

Diversified Operations - 6.45%
7,289	3M Company	536,398
20,034	Corning, Inc. *	489,030
9,900	Fortune Brands	767,745
19,443	General Electric Co.	639,091
		2,432,264

Electronic Equipment - 0.11%
500	Emerson Electric Co.	40,905

Electronic- Semiconductors - 1.94%
35,620	Intel Corp.	733,772

Finance- Investment Management - 2.60%
9,555	Franklin Resources, Inc.	981,107

Financial Services - 8.04%
22,716	Countrywide Financial Corp.	783,248
17,922	H&R Block, Inc.	399,661
46,210	Paychex, Inc.	1,850,711
		3,033,620
Fire, Marine & Casualty Insurance - 0.94%
8,224	St. Paul Travelers	353,468

Food- Misc. Preparation - 3.45%
15,907	ConAgra Foods, Inc.	334,524
14,295	Hormel Foods Corp.	492,177
7,452	Wrigley Co.	473,500
		1,300,201

Insurance- Life/Property/Casual - 3.68%
30,020	AFLAC, Inc.	1,388,425

Leisure Products - 1.97%
14,834	Polaris Industries, Inc.	742,442

Machinery- Electrical Equipment - 2.24%
11,847	Johnson Controls, Inc.	844,336

Manufacturing - 3.19%
7,861	Illinois Tool Works, Inc.	674,788
12,900	Ingersoll-Rand Co.	529,287
		1,204,075
Medical Instruments/Products - 3.73%
26,051	Medtronic, Inc.	1,405,451

Medical Drugs - 5.55%
12,268	Abbott Laboratories	542,000
14,164	Johnson & Johnson	816,555
28,100	Pfizer, Inc.	735,939
		2,094,494

Metal Ores- Gold/Non Ferrous - 1.32%
3,595	Phelps Dodge Corp.	496,110

Office Equipment & Supplies - 1.20%
10,575	Pitney Bowes, Inc.	451,976

Oil & Gas- International - 3.92%
11,862	BP Plc ADR	787,874
11,649	Exxon Mobil Corp.	691,601
		1,479,475

Paper & Paper Products - 0.66%
7,621	International Paper	249,740

Publishing- Books/News/Periodic - 1.03%
6,245	Gannett Company, Inc.	388,189

Retail- Apparel/Shoes - 1.53%
24,349	Limited Brands, Inc.	576,341

Retail- Drug Stores - 0.38%
38,346	Rite Aid Corp. *	141,497

Retail- Food & Restaurant - 1.28%
8,369	Wendy's International, Inc.	484,565

Retail/Wholesale- Building Products - 1.79%
16,066	Home Depot, Inc.	677,182

Services-Prepackaged Software 1.50%
21,100	Microsoft Corp.	566,957

State Commercial Banks - 1.95%
36,100	Popular, Inc.	737,523

Telecommunications Services - 3.27%
13,676	Bellsouth Corp.	431,888
13,358	Centurytel, Inc.	480,621
11,614	AT&T Corp.	320,430
		1,232,939

Textile- Apparel/Mill Products - 1.13%
7,755	VF Corp.	424,974

Transportation- Equipment/Leasing - 0.84%
7,139	Ryder Systems, Inc.	316,543

Transportation- Railroads - 0.91%
3,892	Union Pacific Corp.	344,637

Utility- Electric - 2.60%
11,221	Duke Energy Corp.	318,676
10,128	Edison International	449,278
12,415	Teco Energy, Inc.	211,800
		979,754

Utility-Gas Distribution - 2.22%
13,385	National Fuel Gas Co.	433,406
9,933	SCANA Corp.	405,068
		838,474

Utility- Water - 4.05%
53,129	Aqua America, Inc.	1,526,927

Total for Common Stock (Cost $30,517,713) - 99.52%		$ 37,538,718

Cash & Equivalents - 0.18%
66,332	Wisconsin Corporate Centralcredit Union Variable	66,332
	Demand Note (Cost $66,332) 4.24%**

	Total Investments - 99.70%	37,605,050
	(Cost $30,584,045) (Note 2)

	Other Assets Less Liabilities - 0.30%	121,404

	Net Assets - 100.00%	$ 37,726,454

* Non-income producing security.
** Variable Rate Security; The Coupon Rate shown represents the rate at February 28, 2006.
ADR- American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

The MP63 Fund, Inc.

Statement of Assets and Liabilities
February 28, 2006

Assets:
Investment Securities at Market Value	$ 37,605,050
(Cost $ 30,584,045)
Cash	75,878
Receivable for Fund Shares Sold	985
Dividends and Interest Receivable	101,475
Total Assets	37,783,388
Liabilities
Accrued Expenses	15,082
Accrued Management Fees	10,037
Payable for Securities Purchased	31,815
Total Liabilities	56,934

Net Assets	$ 37,726,454

Net Assets Consist of:
Capital Stock, $.001 par value; 1 billion shares
authorized; 3,021,888 shares issued and outstanding	$ 3,021
Additional Paid in Capital	30,681,900
Accumulated Undistributed Net Investment Income	92,338
Realized Loss on Investments - Net	(71,810)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	7,021,005
Net Assets	$ 37,726,454
Net Asset Value and Redemption Price
Per Share ($37,726,454/3,021,888 shares)	$ 12.48

The accompanying notes are an integral part of the financial statements.

The MP63 Fund, Inc.

Statement of Operations
For the year ending February 28, 2006
Investment Income:
Dividend Income	$ 801,117
Interest Income	2,938
Total Investment Income	804,055
Expenses:
Investment advisor fees	125,269
Administration fees	63,145
Fund servicing expense	83,997
Registration fees	20,334
Insurance expense	14,873
Printing and postage expense	14,049
Custody fees	8,669
Legal fees	7,008
Audit fees	8,260
Director fees	6,001
Compliance fees	12,001
Miscellaneous expense	1,095
Total Expenses	364,701

Net Investment Income	439,354

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	18,130
Unrealized Appreciation on Investments	1,647,475
Net Realized and Unrealized Gain (Loss) on Investments	1,665,605

Net Increase in Net Assets from Operations	$ 2,104,959

The accompanying notes are an integral part of the financial statements.

The MP63 Fund, Inc.

Statements of Changes in Net Assets
	For the	For the
	Year Ended	Year Ended
	February 28, 2006	February 28, 2005
From Operations:
Net Investment Income	$ 439,354	$ 257,603
Net Realized Gain (Loss) on Investments	18,130	(89,948)
Net Unrealized Appreciation	1,647,475	2,501,599
Increase in Net Assets from Operations	2,104,959	2,669,254
From Distributions to Shareholders:
Net Investment Income	(394,959)	(234,946)
Net Realized Gain from Security Transactions	0	(33,446)
Change in Net Assets from Distributions	(394,959)	(268,392)
From Capital Share Transactions (Note 4):
Proceeds From Sale of Shares	5,139,091	5,582,722
Shares Issued on Reinvestment of Dividends	390,671	265,659
Cost of Shares Redeemed
(net of redemption fees $19,086 and $2,652, respectively)	(2,857,628)	(2,704,155)
Net Increase from Shareholder Activity	2,672,134	3,144,226

Net Increase in Net Assets	4,382,134	5,545,088

Net Assets at Beginning of Period	33,344,320	27,799,232
Net Assets at End of Period	$37,726,454	$33,344,320

Share Transactions:
Issued	424,759	492,466
Reinvested	31,788	22,210
Redeemed	(234,999)	(238,184)
Net increase in shares	221,548	276,492
Shares outstanding beginning of period	2,800,340	2,523,848
Shares outstanding end of period	3,021,888	2,800,340

The accompanying notes are an integral part of the financial statements.

The MP63 Fund, Inc.

Financial Highlights
Selected data for a share outstanding throughout the period:	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2006		February 28, 2005	February 29, 2004	February 28, 2003	February 28, 2002
Net Asset Value -
Beginning of Period	$ 11.91		$ 11.01	$ 8.09	$ 10.24	$ 9.90
Net Investment Income	0.15		0.10	0.07	0.07	0.06
Net Gains or Losses on Securities
(realized and unrealized)	0.55		0.90	2.92	(2.15)	0.34
Total from Investment Operations	0.70		1.00	2.99	(2.08)	0.40

Distributions (From Net Investment Income)	(0.13)		(0.09)	(0.07)	(0.07)	(0.06)
Distributions (From Capital Gains)	0.00		(0.01)	0.00	0.00	0.00
Total Distributions	(0.13)		(0.10)	(0.07)	(0.07)	(0.06)

Net Asset Value -
End of Period	$ 12.48		$ 11.91	$ 11.01	$ 8.09	$ 10.24

Total Return (a)	5.91%		9.06%	37.01%	(20.39)%	4.02%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	37,726		33,344	27,799	17,865	18,486
Ratio of Expenses to Average Net Assets	1.02%	(b)	1.22%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets, before reimbursement	1.02%	(b)	1.22%	1.25%	1.39%	1.25%
Ratio of Net Income to Average Net Assets	1.23%	(b)	0.85%	0.75%	0.79%	0.63%
Ratio of Net Income to Average Net Assets, before reimbursement	1.23%	(b)	0.85%	0.75%	0.65%	0.63%
Portfolio Turnover Rate	6.58%	(b)	8.77%	9.16%	9.28%	8.22%

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.
(b) Annualized

The accompanying notes are an integral part of the financial statements.

THE MP63 FUND, INC.

Notes to Financial Statements

February 28, 2006

NOTE 1. ORGANIZATION

The MP63 Fund (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended.  The Fund's business and affairs are managed by its officers under the direction of its Board of Directors.  The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation - Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2005.

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund complies with requirements of the Internal Revenue Code applicable to regulated investment companies, distributing all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Credit Risk - Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY

  TRANSACTIONS

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor").  Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs.  As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of .35% of the daily net asset value.  For the year ended February 28, 2006, the Advisor earned fees of $125,269.

The Advisor has voluntarily agreed to defer its advisory fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets.  Under the terms of the Agreement, fees deferred or expenses reimbursed by the Advisor are subject to reimbursement by the Fund, if so requested by the Advisor, up to five years from the fiscal year the fee or expense was incurred. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above.

An affiliate of the Advisor provides certain administrative services to the Fund. These expenses amounted to $83,997 during the year.

The Fund has an administrative agreement with Mutual Shareholder Services (The "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services.  Mutual Shareholder Services charges an annual fee of approximately $60,000 for services rendered based on the Fund’s current asset size.

The Fund is responsible for the cost of printing, postage, telephone costs and certain other out-of-pocket expenses. Vita Nelson is an officer and director of the Advisor and also an officer and director of the Fund.

The Fund currently pays each Director an annual retainer of $2,000.

The Chief Compliance Officer is paid $1,000 per month.  For the year ended February 28, 2006 the Chief Compliance Officer was paid $12,000.

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended February 28, 2006, purchases and sales of securities, excluding short-term   investments, aggregated $5,066,374 and $2,348,966, respectively.

NOTE 5. TAX INFORMATION

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes.

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows:

Ordinary income

$      92,338

Long term losses

$     (71,810)

Unrealized appreciation                 $    7,021,003

To the Shareholders and Board of Directors of

The MP63 Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of The MP63 Fund, Inc. (the “Fund”), including the condensed schedule of investments as of February 28, 2006, and the related statements of operations, changes in net assets and financial highlights for the year then ended and the statement of changes in net assets and the financial highlights for the year ended February 28, 2005. The financial highlights for the years ended February 29, 2004, February 28, 2003, and February 28, 2002, were audited by Mendlowitz Weitsen, LLP, who merged with WithumSmith+Brown, P.C. as of January 1, 2005, and whose report dated April 1, 2004 expressed an unqualified opinion on those statements.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of investments owned as of February 28, 2006, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The MP63 Fund, Inc as of February 28, 2006, the results of its operations, changes in its net assets and the financial highlights for the year in conformity with accounting principles generally accepted in the United States of America.

April 27, 2006

THE MP63 FUND, INC.

Additional Information (Unaudited)

February 28, 2006

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at 1-877-676-3386 and on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

THE MP63 FUND, INC.

Board of Directors (Unaudited)

February 28, 2006

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served 1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Disinterested Directors:

Ted S. Gladstone Age: 73 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Gladstone Development Corporation (real estate development)	1	None
Gloria Schaffer Age: 74 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	Partner, CA White (real estate development)	1	None
Richard Yaffa Age: 73 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 2005	President, Manhattan Products, Inc.	1	None

Interested Directors:

Vita Nelson 1,2 Age: 67 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Editor and Publisher of The Moneypaper, Inc. (newsletter)	1	Director, The Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc.

Principal Officers who are not Directors:

Lester Nelson 1 Age: 76 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Secretary	Indefinite – since 1998	Partner of the law firm of Nelson & Nelson	1	Director, Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc.
David Fish Age: 56 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Treasurer	Indefinite – since 2003	Executive Editor of The Moneypaper, Inc. (newsletter)	1	None

THE MP63 FUND, INC.

Expense Illustration (Unaudited)

February 28, 2006

Expense Example

As a shareholder of the MP 63 Fund, Inc., you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The MP 63 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2005	February 28, 2006	September 1, 2005 to February 28, 2006

Actual	$1,000.00	$1,024.67	$5.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.85	$5.14

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2005

$ 7,625

FY2006

$ 12,000

Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.]

(b)

Audit-Related Fees

Registrant

Adviser

FY 2005

 NONE

NONE

FY 2006

 NONE

NONE

Nature of the fees:

(c)

Tax Fees

Registrant

Adviser

FY 2005

$ 2,250

NONE

FY 2006

$ 1,000

NONE

Nature of the fees:

For 2005, preparation of the corporate federal and state income tax returns; excise tax return and review calculation of dividend distribution for tax purposes.

For 2006, preliminary preparation of the corporate federal and state income tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2005

 NONE

NONE

FY2006

 NONE

NONE

Nature of the fees:

(e)

(1)   Disclose the  audit   committee's   pre-approval   policies  and procedures described  in  paragraph   (c)(7)  of  Rule  2-01  of Regulation S-X.

The MP63 Fund’s

AUDIT COMMITTEE POLICY

ON

PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Audit  Committee of The MP63 Fund,  Inc. (the "Fund") is charged with the  responsibility  to  monitor  the  independence  of the  Fund's  independent accountants.   As  part  of  this  responsibility,   the  Audit  Committee  must pre-approve any independent  accounting firm's engagement to render audit and/or permissible  non-audit  services,  as required by law. In  evaluating a proposed engagement of the independent  accountants,  the Audit Committee will assess the effect  that  the  engagement  might  reasonably  be  expected  to  have  on the accountant's independence. The Committee's evaluation will be based on:

o

a review of the nature of the professional services expected to be provided,

o

a review of the safeguards put into place by the accounting firm to safeguard independence, and

o

periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES PROVIDED TO THE FUNDS

On an annual basis,  the scope of audits for the Fund,  audit fees and expenses, and audit-related and non-audit  services (and fees proposed in respect thereof) proposed to be performed by the Fund's independent accountants will be presented by the  Treasurer and the  independent  accountants  to the Audit  Committee for review and, as  appropriate,  approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the  independence of the  independent  accountants.  Proposed  services shall be described  in  sufficient  detail to enable  the Audit  Committee  to assess the appropriateness  of  such  services  and  fees,  and  the  compatibility  of the provision of such services with the auditor's independence.  The Committee shall receive  periodic  reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chairman pursuant to authority delegated in this Policy.

The categories of services  enumerated  under "Audit  Services",  "Audit-related Services",  and "Tax Services" are intended to provide guidance to the Treasurer and the  independent  accountants  as to those  categories of services which the Committee  believes  are  generally  consistent  with  the  independence  of the independent  accountants  and which the Committee  (or the  Committee  Chairman) would expect upon the  presentation of specific  proposals to  pre-approve.  The enumerated   categories  are  not  intended  as  an  exclusive  list  of  audit, audit-related  or tax services  which the Committee (or the Committee  Chairman) would consider for pre-approval.

AUDIT SERVICES

The following  categories of audit services are considered to be consistent with the role of the Fund's independent accountants:

o

Annual Fund financial statement audits

o

SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The  following  categories  of  audit-related  services  are  considered  to  be consistent with the role of the Fund's independent accountants:

o

Accounting consultations

o

Agreed upon procedure reports

o

Attestation reports

o

Other internal control reports

Individual  audit-related  services that fall within one of these categories and are not  presented  to the Audit  Committee  as part of the annual  pre-approval process will be subject to pre-approval by the Committee Chairman  (or  any other Committee member on whom this  responsibility has  been delegated).

TAX SERVICES

The following  categories of tax services are  considered to be consistent  with the role of the Fund's independent accountants:

o

Tax compliance services related to the filing or amendment of the following:

o

Federal, state and local income tax compliance; and

o

Sales and use tax compliance

o

Timely RIC  qualification  reviews

o

Tax  distribution  analysis and planning

o

Accounting  methods studies

o

Tax consulting  services and related projects

Individual  tax services  that fall within one of these  categories  and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to  pre-approval  by the Committee  Chairman (or any other  Committee member on whom this  responsibility has been delegated).

OTHER NON-AUDIT SERVICES

Certain  non-audit  services  that  the  independent   accountants  are  legally permitted to render will be subject to  pre-approval  by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any  pre-approval  decisions made pursuant to this Policy.  Non-audit services presented for pre-approval  pursuant to this paragraph will be accompanied by a confirmation  from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

PROSCRIBED SERVICES

The Fund's  independent  accountants  will NOT render  services in the following categories of non-audit services:

o

Bookkeeping  or other services related to  the accounting records or financial statements of the Fund

o

Financial information systems design and implementation

o

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

o

Actuarial services

o

Internal audit outsourcing services

o

Management functions or human resources

o

Broker or dealer, investment adviser, or investment banking services

o

Legal services and expert services unrelated to the audit

o

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO THE MONEYPAPER ADVISORS, INC. AND THE MONEYPAPER ADVISORS, INC. AFFILIATES

Certain  non-audit  services provided to The Moneypaper Advisors, Inc.  or any  entity  controlling,  controlled  by or under  common control with The Moneypaper Advisors, Inc. that provides ongoing services to the Fund (The Moneypaper Advisors, Inc. Affiliates) will be subject  to  pre-approval  by the Audit  Committee.  The only  non-audit services  provided to these  entities that will require  pre-approval  are those RELATED  DIRECTLY  TO THE  OPERATIONS  AND  FINANCIAL  REPORTING  OF  THE  FUND.  Individual projects that are not presented to the Audit Committee as part of the annual  pre-approval  process,  will be subject to pre-approval by the Committee Chairman (or any other  Committee  member on whom this  responsibility  has been delegated  Services presented for pre-approval pursuant to this paragraph will be accompanied  by a  confirmation  from  both the  Treasurer  and the  independent accountants   that  the  proposed   services  will  not  adversely   affect  the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services  provided to The Moneypaper Advisors, Inc. Affiliates,  the  Committee  will  receive  an  annual  report  from the  Fund's independent accounting firm showing the aggregate fees for all services provided to The Moneypaper Advisors, Inc. and The Moneypaper Advisors, Inc. Affiliates.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

100%

NONE

Tax Fees:

100%

NONE

All Other Fees:

NONE

NONE

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2005

$ 2,250

FY2006

$ 1,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Richard Yaffa

Ted Gladstone

Gloria L. Schaffer

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 19, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH. Filed herewith.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date May 8, 2006

By /s/David Fish

*David Fish

Treasurer

(principal financial officer)

Date May 8, 2006

* Print the name and title of each signing officer under his or her signature.